UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number:  028-13306


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Rechtschaffen
Title:  Managing Member
Phone:  (646) 454-5312


Signature, Place and Date of Signing:

/s/ Andrew Rechtschaffen         New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $114,274
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number          Name

1.          028-13308                     Obrem Capital Offshore Master, L.P.

2.          028-13307                     Obrem Capital (QP), LP

                            FORM 13F INFORMATION TABLE
                                September 30, 2010

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
COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4         COLUMN 5    COLUMN 6  COLUMN 7  COLUMN 8

                              TITLE OF                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE SHARED   NONE
ANADARKO PETE CORP            COM               032511107   3,842       67,342   SH       Shared-Defined  1,2           67,342
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206   1,267       27,400   SH       Shared-Defined  1,2           27,400
AON CORP                      COM               037389103   5,222      133,517   SH       Shared-Defined  1,2          133,517
AVIS BUDGET GROUP             COM               053774105     957       82,179   SH       Shared-Defined  1,2           82,179
BANNER CORP                   COM               06652V109     147       67,900   SH       Shared-Defined  1,2           67,900
BOSTON SCIENTIFIC CORP        COM               101137107     613      100,000   SH       Shared-Defined  1,2          100,000
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   1,992      340,000   SH       Shared-Defined  1,2          340,000
CAREFUSION CORP               COM               14170T101   4,484      180,500   SH       Shared-Defined  1,2          180,500
CF INDS HLDGS INC             COM               125269100   2,626       27,500   SH       Shared-Defined  1,2           27,500
CHICOS FAS INC                COM               168615102   3,413      324,400   SH       Shared-Defined  1,2          324,400
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A  20440T201   6,529       94,600   SH       Shared-Defined  1,2           94,600
CIT GROUP INC                 COM NEW           125581801   6,025      147,600   SH       Shared-Defined  1,2          147,600
CITIGROUP INC                 COM               172967101   1,955      500,000   SH       Shared-Defined  1,2          500,000
COCA COLA ENTERPRISES INC     COM               191219104   2,542       82,000   SH       Shared-Defined  1,2           82,000
COTT CORP QUE                 COM               22163N106     648       82,500   SH       Shared-Defined  1,2           82,500
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140     797       34,500   SH       Shared-Defined  1,2           34,500
ENSCO PLC                     SPONSORED ADR     29358Q109   6,647      148,600   SH       Shared-Defined  1,2          148,600
FINISH LINE INC               CL A              317923100     417       30,000   SH       Shared-Defined  1,2           30,000
HELIX ENERGY SOLUTIONS GRP I  COM               42330P107     913       82,000   SH       Shared-Defined  1,2           82,000
HEWLETT PACKARD CO            COM               428236103   2,739       65,100   SH       Shared-Defined  1,2           65,100
HSN INC                       COM               404303109   1,493       49,950   SH       Shared-Defined  1,2           49,950
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1     588    1,000,000   SH       Shared-Defined  1,2        1,000,000
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104   4,474      326,300   SH       Shared-Defined  1,2          326,300
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708   3,357       51,700   SH       Shared-Defined  1,2           51,700
MASSEY ENERGY COMPANY         COM               576206106     574       18,500   SH       Shared-Defined  1,2           18,500
MDS INC                       COM               55269P302   3,979      394,593   SH       Shared-Defined  1,2          394,593
MINERALS TECHNOLOGIES INC     COM               603158106     631       10,708   SH       Shared-Defined  1,2           10,708
MOTOROLA INC                  COM               620076109   2,943      345,000   SH       Shared-Defined  1,2          345,000
NCR CORP NEW                  COM               62886E108   7,141      523,922   SH       Shared-Defined  1,2          523,922
PACER INTL INC TENN           COM               69373H106      69       11,344   SH       Shared-Defined  1,2           11,344
POTASH CORP SASK INC          COM               73755L107   1,008        7,000   SH       Shared-Defined  1,2            7,000
PRIDE INTL INC DEL            COM               74153Q102   1,033       35,100   SH       Shared-Defined  1,2           35,100
QUANTUM CORP                  COM DSSG          747906204     594      280,000   SH       Shared-Defined  1,2          280,000
RADWARE LTD                   ORD               M81873107   1,855       54,000   SH       Shared-Defined  1,2           54,000
REGIS CORP MINN               COM               758932107   1,606       83,951   SH       Shared-Defined  1,2           83,951
RESEARCH IN MOTION LTD        COM               760975102     852       17,500   SH       Shared-Defined  1,2           17,500
SAKS INC                      COM               79377W108   1,210      140,738   SH       Shared-Defined  1,2          140,738
SANDISK CORP                  COM               80004C101   1,319       36,000   SH       Shared-Defined  1,2           36,000
SAVIENT PHARMACEUTICALS INC   COM               80517Q100   1,086       47,500   SH       Shared-Defined  1,2           47,500
SMITHFIELD FOODS INC          COM               832248108   1,691      100,498   SH       Shared-Defined  1,2          100,498
SMURFIT-STONE CONTAINER CORP  COM               83272A104   2,455      133,622   SH       Shared-Defined  1,2          133,622
VALEANT PHARMACEUTICALS INTL  COM               91911X104   2,229       89,000   SH       Shared-Defined  1,2           89,000
VERMILLION INC                COM NEW           92407M206     809      146,600   SH       Shared-Defined  1,2          146,600
VIRGIN MEDIA INC              COM               92769L101   4,071      176,540   SH       Shared-Defined  1,2          176,540
WELLCARE HEALTH PLANS INC     COM               94946T106   7,399      255,500   SH       Shared-Defined  1,2          255,500
XEROX CORP                    COM               984121103   6,033      582,900   SH       Shared-Defined  1,2          582,900


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